Deferred income (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred income
Deferred maintenance and license revenue	€ 46,948	€ 44,905	€ 42,780
Deferred (project) fees	4,844	5,485	7,285
Deferred government grants	7,474	1,102	933
Total	59,266	51,492	50,998
Current	45,998	40,791	41,721
Non-current	€ 13,268	€ 10,701	€ 9,277